As filed with the Securities and Exchange                      File No. 2-53038
Commission on April 26, 2000                                   File No. 811-2565

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 47

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 38

                           AETNA VARIABLE ENCORE FUND

                           d/b/a AETNA MONEY MARKET VP

             151 Farmington Avenue TS31, Hartford, Connecticut 06156
             -------------------------------------------------------
                                 (860) 275-3252

                            Michael Gioffre, Counsel
          10 State House Square SH11, Hartford, Connecticut 06103-3602
          ------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


      X    on May 1, 2001, pursuant to paragraph (b) of Rule 485
    -----

                                     PART B

The Statement of Additional Information is incorporated into Part B of this Post-Effective Amendment No. 47 by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on April 26, 2001.

                        AETNA VARIABLE ENCORE FUND D/B/A

                             AETNA MONEY MARKET VP

                                   PROSPECTUS


                                  MAY 1, 2001


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO REPRESENTS TO THE CONTRARY HAS COMMITTED A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                  PAGE
                                                                --------

THE FUND'S INVESTMENTS......................................           1
  INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
  RISKS, INVESTMENT PERFORMANCE.............................           1

FUND EXPENSES...............................................           3

MANAGEMENT OF THE FUND......................................           3

INVESTMENTS IN AND REDEMPTIONS FROM THE FUND................           4

TAX INFORMATION.............................................           5

FINANCIAL HIGHLIGHTS........................................           6

ADDITIONAL INFORMATION......................................           7

THE FUND'S INVESTMENTS

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS, INVESTMENT PERFORMANCE

INVESTMENT OBJECTIVE. Aetna Money Market VP (Fund) seeks to provide HIGH CURRENT RETURN, CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY, through investment in high-quality money market instruments.


PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the Fund's investment adviser, Aeltus Investment Management, Inc. (Aeltus), to be of comparable quality. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.


PRINCIPAL RISKS. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THERE IS NO GUARANTY THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and, therefore, the value and yield of the Fund's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

Shares of the Fund are offered to insurance company separate accounts that fund both annuity and life insurance contracts and to certain tax-qualified retirement plans. Due to differences in tax treatment or other considerations, the interests of various contract owners participating in the Fund and the interests of qualified plans investing in the Fund might at some time be in conflict. The Fund's Board of Trustees (Board) will monitor the Fund for any material conflicts and determine what action, if any, should be taken to resolve these conflicts.

                                                         Aetna Money Market VP 1

INVESTMENT PERFORMANCE

YEAR-BY-YEAR TOTAL RETURN

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

YEARS ENDED DECEMBER 31,

1991  6.53%
1992  3.68%
1993  3.19%
1994  4.09%
1995  6.05%
1996  5.37%
1997  5.47%
1998  5.46%
1999  5.08%
2000  6.38%

- Best Quarter:
  first quarter 1991,
  up 1.72%

- Worst Quarter:
  first quarter 1994,
  up 0.73%

This performance bar chart shows changes in the Fund's performance from year to year. The fluctuation in returns illustrates the Fund's performance volatility. The chart is accompanied by the Fund's best and worst quarterly returns throughout the years presented in the bar chart.

                                                              AS OF DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURN                           1 YEAR         5 YEARS         10 YEARS

Aetna Money Market VP                                 6.38%           5.55%            5.12%
Money Fund Report Averages(TM)/
  All Taxable Index*                                  5.71%           5.00%            4.55%

This table shows the Fund's average annual total return. The table also compares the Fund's performance to the performance of a broad-based securities market index. The Fund's past performance is not necessarily an indication of how it will perform in the future.

To obtain current yield information, please contact 1-800-262-3862.

The performance table and bar chart provide an indication of the historical risk of an investment in the Fund. All figures assume reinvestment of dividends and distributions. The performance numbers do not reflect the deduction of any insurance fees or charges. If such charges were deducted, performance would be lower.


  *  MONEY FUND REPORT AVERAGES(TM)/ALL TAXABLE INDEX (FORMERLY
     THE IBC MONEY FUND AVERAGE/ALL TAXABLE INDEX) IS AN AVERAGE
     OF THE RETURNS OF OVER 250 MONEY MARKET MUTUAL FUNDS
     SURVEYED EACH MONTH BY IMONEYNET, INC.


2 Aetna Money Market VP

FUND EXPENSES

The following table describes Fund expenses. Shareholder Fees are paid directly by shareholders. Annual Fund Operating Expenses are deducted from Fund assets every year, and are thus paid indirectly by all Fund shareholders. Shareholders who acquire Fund shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.

                                SHAREHOLDER FEES
                   (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases                            None
Maximum Deferred Sales Charge (Load)                                None

                         ANNUAL FUND OPERATING EXPENSES
                 (expenses that are deducted from Fund assets)


Management Fee                                                   0.25%
Other Expenses                                                   0.09%
                                                                --------
Total Operating Expenses                                         0.34%
                                                                ========


EXAMPLE

The following example is designed to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Using the annual fund operating expenses percentages above, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:


1 YEAR   3 YEARS    5 YEARS    10 YEARS
 $ 35      $109       $191       $431


THIS EXAMPLE SHOULD NOT BE CONSIDERED AN INDICATION OF PRIOR OR FUTURE EXPENSES. ACTUAL EXPENSES FOR THE CURRENT YEAR MAY VARY FROM THOSE SHOWN.

MANAGEMENT OF THE FUND


Aeltus Investment Management, Inc. (Aeltus), 10 State House Square, Hartford, Connecticut 06103-3602, serves as investment adviser to the Fund. Aeltus is responsible for managing the assets of the Fund in accordance with the Fund's investment objective and policies, subject to oversight by the Board. Aeltus has acted as adviser or subadviser to mutual funds since 1994 and has managed institutional accounts since 1972.


ADVISORY FEES

For its most recent fiscal year, the Fund paid Aeltus aggregate advisory fees equal to an annual rate of 0.25% of the average daily net assets of the Fund.

PORTFOLIO MANAGEMENT

The Fund is managed by a team of Aeltus fixed-income specialists.

                                                         Aetna Money Market VP 3

INVESTMENTS IN AND REDEMPTIONS FROM THE FUND

Investors purchasing shares in connection with an insurance company contract or policy should refer to the documents pertaining to the contract or policy for information on how to direct investments in or redemptions from (including making exchanges into or out of) the Fund, and any fees that may apply.


Orders for the purchase or redemption of Fund shares that are received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) are effected at the net asset value (NAV) per share determined that day, as described below. Shares of the Fund are offered to insurance company separate accounts that fund annuity and life insurance contracts and to certain tax-qualified retirement plans. The insurance company has been designated an agent of the Fund for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Fund, provided that the Fund receives notice of the order by 9:30 a.m. eastern time the next day on which the New York Stock Exchange is open for trading.


NET ASSET VALUE. The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time).


In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in 60 days or less are valued using amortized cost. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board.


BUSINESS HOURS. The Fund is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Representatives are available from 8:00 a.m. to 8:00 p.m. eastern time Monday through Friday.

The Fund reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Fund may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

The Fund is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Fund reserve the right to reject any specific purchase or exchange request, including a request made by a market timer.

4 Aetna Money Market VP

TAX INFORMATION

The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended
(Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Fund generally will not be subject to tax on its ordinary income and net realized capital gains.

The Fund also intends to comply with the diversification requirements of
Section 817(h) of the Code for those investors who acquire shares through variable annuity contracts and variable life insurance policies so that those contract owners and policy owners should not be subject to federal tax on distributions from the Fund to the insurance company separate accounts. Contract owners and policy owners should review the applicable contract prospectus, prospectus summary or disclosure statement for information regarding the personal tax consequences of purchasing a contract or policy.


DIVIDENDS AND DISTRIBUTIONS. Dividends and capital gains distributions, if any, are paid on an annual basis usually in June. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June.


Both income dividends and capital gains distributions are paid by the Fund on a per share basis. As a result, at the time of payment, the share price of the Fund will be reduced by the amount of the payment.

                                                         Aetna Money Market VP 5

FINANCIAL HIGHLIGHTS


These financial highlights are intended to help you understand the Fund's performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in this table has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's current annual report, which is available upon request.


(for one share outstanding throughout each period)

                                                                  YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                  2000          1999         1998         1997         1996
                                               ----------    ----------    ---------    ---------    ---------
Net asset value, beginning of period.......    $    13.42    $    13.39    $  13.36     $  13.19     $  13.29
                                               ----------    ----------    --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income....................          0.83          0.59        0.63         0.67+        0.70+
  Net realized and change in unrealized
    gain or loss on investments............         (0.02)         0.06        0.07         0.03           --
                                               ----------    ----------    --------     --------     --------
    Total from investment operations.......          0.81          0.65        0.70         0.70         0.70
                                               ----------    ----------    --------     --------     --------
LESS DISTRIBUTIONS:
  From net investment income...............         (0.62)        (0.62)      (0.67)       (0.53)       (0.80)
                                               ----------    ----------    --------     --------     --------
    Total distributions....................         (0.62)        (0.62)      (0.67)       (0.53)       (0.80)
                                               ----------    ----------    --------     --------     --------
Net asset value, end of period.............    $    13.61    $    13.42    $  13.39     $  13.36     $  13.19
                                               ==========    ==========    ========     ========     ========
Total return*..............................          6.38%         5.08%       5.46%        5.47%        5.37%
Net assets, end of period (000's)..........    $1,195,930    $1,157,818    $875,169     $688,756     $613,505
Ratio of total investment expenses to
  average net assets.......................          0.34%         0.34%       0.34%        0.35%        0.34%
Ratio of net investment income to average
  net assets...............................          6.20%         5.04%       5.28%        5.34%        5.24%


  *  THE TOTAL RETURN PERCENTAGE DOES NOT REFLECT ANY SEPARATE
     ACCOUNT CHARGES UNDER VARIABLE ANNUITY CONTRACTS AND LIFE
     POLICIES.
  +  PER SHARE DATA CALCULATED USING WEIGHTED AVERAGE NUMBER OF
     SHARES OUTSTANDING THROUGHOUT THE PERIOD.


6 Aetna Money Market VP

ADDITIONAL INFORMATION

The Statement of Additional Information (SAI), which is incorporated by reference into this Prospectus, contains additional information about the Fund.

You may request free of charge the current SAI or the most recent annual and semiannual reports, or other information about the Fund, by calling 1-800-262-3862 or writing to:

                             Aetna Money Market VP
                             151 Farmington Avenue
                        Hartford, Connecticut 06156-8962

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the EDGAR Database on the SEC's website (http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the Fund, after paying a duplicating fee, by sending an e-mail request to: PUBLICINFO@SEC.GOV, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-2565.

                                                         Aetna Money Market VP 7

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

       (a.1)   Charter (Declaration of Trust)(1)
       (a.2)   Amendment to Declaration of Trust of Aetna Variable Encore Fund
               (Registrant)(2)
       (a.3)   Amendment to Declaration of Trust (December 18, 2001)
       (b)     Amended and Restated Bylaws (adopted by Board of Directors
               September 14, 1994)(1)
       (c)     Instruments Defining Rights of Holders(3)
       (d)     Investment Advisory Agreement between the Registrant and Aeltus
               Investment Management, Inc. (Aeltus)
       (e)     Underwriting Agreement between the Registrant and Aeltus
               Capital, Inc. (ACI)
       (f)     Directors' Deferred Compensation Plan(2)
       (g)     Custodian Agreement between the Registrant and Mellon Bank,
               N.A.(1)
       (h)     Administrative Services Agreement between the Registrant and
               Aeltus(2)
       (i)     Opinion and Consent of Counsel
       (j)     Consent of Independent Auditors
       (k)     Not Applicable
       (l)     Not Applicable
       (m)     Not Applicable
       (n)     Not Applicable
       (o)     Not Applicable
       (p.1)   Aeltus Code of Ethics(4)
       (p.2)   Aetna Mutual Funds Code of Ethics(5)
       (q.1)   Power of Attorney (4)
       (q.2)   Authorization for Signatures(6)

1. Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 2-53038), as filed with the Securities and Exchange Commission (SEC) on April 25, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-1A (File No. 2-53038), as filed with the SEC on April 27, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 2-53038), as filed with the SEC on June 7, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on April 5, 2001.
5. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on August 1, 2000.
6. Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on form N-1A (File No. 333-05173), as filed with the SEC on September 26, 1997.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Registrant is a Massachusetts business trust for which separate financial statements are filed. As of March 30, 2001, Aetna Life Insurance and Annuity Company (ALIAC), and its affiliates, owned 97.28% of the Registrant's outstanding voting securities, through direct ownership or through one of ALIAC's separate accounts.

     ALIAC is an indirect wholly owned subsidiary of ING Groep N.V.

     A list of all persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed with the SEC on April 9, 2001.

ITEM 25. INDEMNIFICATION

     Article 5.3 of the Registrant's Amendment to Declaration of Trust, incorporated herein by reference to Exhibit (a.1) of this Post-Effective Amendment, provides indemnification for Registrant's trustees and officers. In addition, the Registrant's trustees and officers are currently covered under a directors and officers errors and omissions liability insurance policy, issued by ICI Mutual Insurance Company, which expires on October 1, 2002.

     Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h) of this Post-Effective Amendment, provides for indemnification of Aeltus, the Administrator.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The investment adviser, Aeltus Investment Management, Inc. (Aeltus), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as the investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Aeltus also acts as the investment adviser to certain private accounts.

     The following table summarizes the business connections of the directors and principal officers of the investment adviser.

------------------------------------------------------------------------------------------------------------------------------------
NAME                           Positions and Offices              Other Principal Position(s) Held
----                           with Investment Adviser            Since Dec. 31, 1998/Addresses.
                               -----------------------            --------------------------------
------------------------------------------------------------------------------------------------------------------------------------
J. Scott Fox*                  Director, Managing Director,       Director, Managing Director, Chief Operating Officer
                               Chief Operating Officer, Chief     and Chief Financial Officer (since May 1996) - Aeltus
                               Financial Officer                  Trust Company; Director, Managing Director, Chief
                                                                  Operating Officer, Chief Financial Officer (since
                                                                  February 1995) - Aeltus Capital, Inc.

Thomas J. McInerney**          Director                           General Manager and Chief Executive officer (Since December
                                                                  2000) - ING U.S. Worksite Financial Services; Director
                                                                  (since February 1998), President (since August 1997) -
                                                                  Aetna Retirement Services, Inc.; Director and President
                                                                  (September 1997 to May 2000) and (Since September 2000)
                                                                  - Aetna Life Insurance and Annuity Company; Executive
                                                                  Vice President (August 1997 to December 2000) - Aetna
                                                                  Inc.

Mark A. Tullis***              Director                           Director (since December 2000) - Aetna Life Insurance
                                                                  and Annuity Company; General Manager and Chief of
                                                                  Staff (since November 2000) - ING North America
                                                                  Insurance Corporation; Executive Vice President and
                                                                  General Manager, Strategy and Operations (1999 to
                                                                  November 2000) - ING North America Insurance
                                                                  Corporation; Executive Vice President (June 1994 to
                                                                  August 1999) - Primerica.

John G. Turner****             Director                           Vice Chairman (September 2000 to present) - ING
                                                                  Americas; Chairman and Chief Executive Officer (July
                                                                  1993 to September 2000) - ReliaStar.

Stephanie A. DeSisto*          Vice President                     Vice President (since April 2000) - Aeltus Trust Company.

Michael Gioffre*               Assistant General Counsel and      Assistant General Counsel and Secretary (since July 2000) -
                               Secretary                          Aeltus Capital, Inc.; Assistant General Counsel and Secretary
                                                                  (since July 2000) - Aeltus Trust Company; Assistant
                                                                  Secretary (January 2000 to July 2000) - Aeltus Trust
                                                                  Company; Counsel (May 1998 to July 2000) - Aetna Financial
                                                                  Services, Inc.

Brian K. Kawakami*             Vice President, Chief              Chief Compliance Officer & Director (since January 1996) -
                               Compliance Officer                 Aeltus Trust Company; Chief Compliance Officer (since
                                                                  August 1993) - Aeltus Capital, Inc.


------------------------------------------------------------------------------------------------------------------------------------
NAME                           Positions and Offices              Other Principal Position(s) Held
----                           with Investment Adviser            Since Dec. 31, 1998/Addresses
                               -----------------------            --------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Neil Kochen*                   Managing Director, Equity          Managing Director (since April 1996) - Aeltus Trust Company;
                               Investments                        Managing Director (since August 1996) - Aeltus Capital, Inc.

Frank Litwin*                  Managing Director, Retail          Managing Director (since September 1997) - Aeltus Trust Company.
                               Marketing and Sales

L. Charles Meythaler*          Managing Director, Institutional   Director (since July 1997) - Aeltus Trust Company; Managing
                               Marketing and Sales                Director (since June 1997) - Aeltus Trust Company.

     * The principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602.
    ** The principal business address of Mr. McInerney is 151 Farmington Avenue, Hartford, Connecticut 06156.
   *** The principal business address of Mr. Tullis is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
  **** The principal business address of Mr. Turner is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a)  None

     (b) The following are the directors and principal officers of Aeltus Capital, Inc., the principal underwriter of the Registrant:

Name and Principal                    Positions and Offices                          Positions and Offices
Business Address*                     with Principal Underwriter                     with Registrant
------------------                    --------------------------                     ---------------------
J. Scott Fox                          Director, Managing Director, Chief             Trustee and President
                                      Operating Officer, Chief Financial Officer

Brian K. Kawakami                     Director, Vice President, Chief Compliance     None
                                      Officer

Frank Litwin                          Director, Managing Director                    Vice President

Michael Gioffre                       Assistant General Counsel and Secretary        Secretary

Daniel F. Wilcox                      Vice President, Finance and Treasurer          None

      *The principal business address of all directors and officers listed is 10
       State House Square, Hartford, Connecticut 06103-3602.

     (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

ITEM 29. MANAGEMENT SERVICES

     Not applicable.


ITEM 30. UNDERTAKINGS

     Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Variable Encore Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 26th day of April, 2001.

                                        AETNA VARIABLE ENCORE FUND
                                        --------------------------
                                                          (Registrant)

                                        By                J. Scott Fox*
                                          -------------------------------------
                                                          J. Scott Fox
                                                          President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                              Title                                                     Date
---------                              -----                                                     ----
J. Scott Fox*                          President and Trustee                               )
------------------------------------   (Principal Executive Officer)                       )
J. Scott Fox                                                                               )
                                                                                           )
Albert E. DePrince, Jr.*               Trustee                                             )
------------------------------------                                                       )
Albert E. DePrince, Jr.                                                                    )
                                                                                           )
Maria T. Fighetti*                     Trustee                                             )
------------------------------------                                                       )
Maria T. Fighetti                                                                          )
                                                                                           )     April 26,
David L. Grove*                        Trustee                                             )     2001
------------------------------------                                                       )
David L. Grove                                                                             )
                                                                                           )
Sidney Koch*                           Trustee                                             )
------------------------------------                                                       )
Sidney Koch                                                                                )
                                                                                           )
Corine T. Norgaard*                    Trustee                                             )
------------------------------------                                                       )
Corine T. Norgaard                                                                         )
                                                                                           )
Richard G. Scheide*                    Trustee                                             )
------------------------------------                                                       )
Richard G. Scheide                                                                         )
                                                                                           )



John G. Turner*                        Trustee                                              )
------------------------------------                                                        )
John G. Turner                                                                              )
                                                                                            )
Stephanie A. DeSisto*                  Treasurer and Chief Financial Officer                )
------------------------------------                                                        )
Stephanie A. DeSisto                   (Principal Financial and Accounting Officer)         )

By:   /s/ Michael Gioffre
   __________________________________
         *Michael Gioffre
          Attorney-in-Fact

* Executed pursuant to Power of Attorney dated April 4, 2001 and filed with the Securities and Exchange Commission on April 5, 2001.

                           Aetna Variable Encore Fund
                                  EXHIBIT INDEX

Exhibit No.               Exhibit                                                                            Page
-----------               -------                                                                            ----
  99-(a.3)                Amendment to Declaration of Trust (December 18, 2001)
                                                                                                       ------------------

                          Investment Advisory Agreement between the Registrant and Aeltus Investment
  99-(d)                  Management, Inc.
                                                                                                       ------------------

                          Underwriting Agreement between the Registrant and Aeltus Capital,
  99-(e)                  Inc. (ACI)
                                                                                                       ------------------

  99-(i)                  Opinion and Consent of Counsel
                                                                                                       ------------------

  99-(j)                  Consent of Independent Auditors
                                                                                                       ------------------